Other Operational Gain	12 Months Ended
Dec. 31, 2012
Other Operational Gain [Abstract]
Other Operational Gain

9.            Other Operational Gain:

For the year ended December 31, 2010, other operational gain totaled $26,648 and represented a gain of $21,648 in connection to the settlement of a commercial claim, related to the vessel Star Ypsilon (see Note 15 (c)) and an amount of $5,000 from the sale of 45% interest in future proceeds related to the settlement of several commercial claims (Note 10). Other operational gain for the year ended December 31, 2011 totaled $9,260 and comprised of a consideration received of $9,000 related to the settlement of a commercial claim with Oldendorff Gmbh and Co. KG (see Note 15(a)), and a gain of $260 relating to a hull and machinery claim. For the year ended December 31, 2012, other operational gain totaling $3,507, mainly consists of $2,514 and $157, which represent non-recurring revenues from the settlement of two commercial claims (see Note 15 (d) and (f)) and a gain from hull and machinery claim amounting to $812.